Property and Equipment	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

3.      PROPERTY AND EQUIPMENT

Property and equipment, net, consists of the following:

	December 31, 2022	June 30, 2022
	US$	US$
Computer and office equipment	49,224	50,687
Building	544,370	560,551
	593,594	611,238
Less: accumulated depreciation	(269,159)	(246,184)
Property and equipment, net	324,435	365,054

3.      PROPERTY AND EQUIPMENT

Property and equipment, net, consists of the following:

	June 30, 2022	June 30, 2021
	US$	US$
Computer and office equipment	50,687	52,583
Building	560,551	581,517
	611,238	634,100
Less: accumulated depreciation	(246,184)	(222,569)
Property and equipment, net	365,054	411,531